Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Schedule of an analysis of operations by segment

	Net Sales			Operating	Depreciation
		Inter-		Income	and	Capital
Year Ended December 31, 2017	Trade	segment	Total	(Loss) (b)	Amortization	Expenditures	Total Assets
Paper and Packaging (a):
Containerboard / Corrugated products	$1,528,427	$86,509	$1,614,936
Specialty paper	718,532	—	718,532
Other	88,155	—	88,155

Total Paper and Packaging	$2,335,114	$86,509	$2,421,623	$221,464	$155,605	$129,360	$2,620,391
Distribution	980,546	—	980,546	30,204	23,667	2,258	652,544
Corporate	—	—	—	(58,467)	7,529	6,740	51,050
Intersegment eliminations	—	(86,509)	(86,509)

	$3,315,660	$—	$3,315,660	$193,201	$186,801	$138,358	$3,323,985

	Net Sales			Operating	Depreciation
		Inter-		Income	and	Capital
Year Ended December 31, 2016	Trade	segment	Total	(Loss) (b)	Amortization	Expenditures	Total Assets
Paper and Packaging (a):
Containerboard / Corrugated products	$1,348,250	$72,089	$1,420,339
Specialty paper	692,043	—	692,043
Other	86,927	—	86,927

Total Paper and Packaging	$2,127,220	$72,089	$2,199,309	$175,577	$151,506	$116,022	$2,541,634
Distribution	950,037	—	950,037	29,296	23,027	4,349	658,208
Corporate	—	—	—	(39,807)	7,680	6,494	56,033
Intersegment eliminations	—	(72,089)	(72,089)	—	—	—	—

	$3,077,257	$—	$3,077,257	$165,066	$182,213	$126,865	$3,255,875

	Net Sales			Operating	Depreciation
		Inter-		Income	and	Capital
Year Ended December 31, 2015	Trade	segment	Total	(Loss) (b)	Amortization	Expenditures	Total Assets
Paper and Packaging:
Containerboard / Corrugated products	$1,399,522	$22,280	$1,421,802
Specialty paper	720,588	—	720,588
Other	86,286	—	86,286

Total Paper and Packaging	$2,206,396	$22,280	$2,228,676	$211,809	$145,363	$108,599	$2,489,683
Distribution (c)	582,949	—	582,949	20,719	13,108	3,190	675,204
Corporate	—	—	—	(45,564)	3,708	14,967	57,223
Intersegment eliminations	—	(22,280)	(22,280)	—	—	—	—

	$2,789,345	$—	$2,789,345	$186,964	$162,179	$126,756	$3,222,110

(a)	The Paper and Packaging segment income excludes $1.8 million and $0.5 million of income from equity method investments for the years ended December 31, 2017 and 2016, respectively.

(b)

Effective January 1, 2018, the Company adopted ASU 2017-07.  The Paper and Packaging segment operating income (loss) has been recast to reflect the reclassification of the other components of benefit income between cost of sales, excluding depreciation and amortization, and pension income in the Company’s Consolidated Statements of Comprehensive Income. See Note 12 “Pension and Postretirement Benefits” for more information.

(c)	Results for the year ended December 31, 2015 includes Victory for the period June 1 through December 31, 2015 and represents the entire Distribution segment.

Schedule of net sales by location

	Years Ended December 31,
Net sales by location:	2017	2016	2015
To customers located in the United States	$2,849,995	$2,540,592	$2,300,806
Foreign and export sales to foreign based customers	465,665	536,665	488,539

Total	$3,315,660	$3,077,257	$2,789,345